Janus Henderson Global Real Estate Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended	229 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	15.27%	12.17%	8.02%
FTSE EPRA Nareit Global Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.04%	3.09%		4.03%
FTSE EPRA Nareit Global Net Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.96%	2.12%		3.10%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	0.45%		4.05%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.79%	0.85%		3.76%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.46%	1.47%		5.31%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.